Financial and capital risk management - Wheaton Precious Metals Corp. warrants (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)		$ (34,000,000)	$ (324,000,000)	$ (67,000,000)
Call options- WPM - Bought
Derivative financial instruments.
Notional | EquityInstruments			10,000,000
Financial settlement inflows (outflows)		$ 25,000,000
WPM Warrants
Derivative financial instruments.
Notional	10,000,000
Financial settlement inflows (outflows)	$ 25,000,000
Sale price per warrant | $ / shares	$ 2.50